Balance Sheet Components - Schedule of Property and Equipment, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 77,510	$ 61,121
Less: Accumulated depreciation and amortization	(45,501)	(36,315)
Property and equipment, net	32,009	$ 24,806
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	713
Less: Accumulated depreciation and amortization	(59)
Property and equipment, net	$ 654